CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CNY (¥) ¥ in Thousands		Jun. 30, 2018	Jun. 30, 2017
Assets
Property and equipment, net		¥ 679,081	¥ 720,619
Intangible assets and goodwill, net		78,747	79,599
Prepayments to third party suppliers		92	5,692
Non-current assets		757,920	805,910
Other receivables due from related parties	[1],[2],[3],[4]	95,128	112,773
Other current assets		15,182	1,526
Term deposits held at a related party finance entity	[1]	204,000	401,000
Cash and cash equivalents		812,620	77,801
Current assets		1,126,930	593,100
Total assets		1,884,850	1,399,010
Equity
Share capital		268	267
Share premium		134,583	134,584
Contributed capital		235,895	235,895
Reserves		312,667	278,044
Retained earnings		638,246	452,823
Total Hailiang Education Group Inc. shareholders' equity		1,321,659	1,101,613
Non-controlling interests		13,154	0
Total equity		1,334,813	1,101,613
Liabilities
Trade and other payables due to third parties		141,504	113,863
Other payables due to related parties	[2],[3],[4],[5],[6]	138,215	124,841
Deferred revenue		212,969	58,693
Income tax payable		57,349	0
Current liabilities		550,037	297,397
Total liabilities		550,037	297,397
Total equity and liabilities		¥ 1,884,850	¥ 1,399,010

[1]	As at June 30, 2017 and 2018, the Group has cash in a related party finance entity of RMB61,715 and RMB740,733, respectively. During the years ended June 30, 2016 and 2018, net amount of RMB81,716 and RMB679,018 were placed with Hailiang Finance, respectively. During the year ended June 30, 2017, net amount of RMB109,998 were withdrawn from Hailiang Finance. The cash in a related party finance entity are held for the purpose of meeting short-term cash commitments, such as to pay for the Group’s operating expenses at any time. As at June 30, 2017 and 2018, the Group has term deposits with maturities ranging from three months to less than one year amounting to RMB401,000 and RMB204,000 that are placed at Hailiang Finance, respectively. During the years ended June 30, 2016, 2017 and 2018, term deposits of RMB1,212,430, RMB1,953,600 and RMB204,000 was placed with Hailiang Finance, of which RMB1,272,430, RMB1,552,600 and RMB401,000 matured, respectively. The term deposits are held for investment purpose and can be withdrawn prior to their maturity without incurring significant penalties. Such amounts have been presented as investing activities in the statements of cash flows. The interest income from the deposits during the years ended June 30, 2016, 2017 and 2018 amounted to RMB2,683, RMB5,847 and RMB11,464, respectively.
[2]	During the years ended June 30, 2016, 2017 and 2018, Hailiang Group paid professional service fees and other expenses of RMB3,356, RMB3,836 and RMB4,612 on behalf of the Group, respectively. Such amount is due and payable on demand, and the Group repaid RMB1,782, RMB4,536 and RMB4,124 to Hailiang Group during the years ended June 30, 2016, 2017 and 2018, respectively. As of June 30, 2016, the Group paid RMB11,567 on behalf of Hailiang Hospital for leasehold improvement, the balance has been fully returned to the Group on September 21, 2016. During the year ended June 30, 2018, the Group paid expenses of RMB4,259, RMB2,764, RMB1,016 and RMB1,181 on behalf of Hailiang Preschool, Hailiang Kindergarten, Hailiang Investment, Hailiang Hospital, respectively. Such amounts are receivable on demand, and the related parties aforementioned repaid RMB4,422, RMB3,135, RMB1,014 and RMB163 during the year ended June 30, 2018, respectively. The unpaid expenses due to related parties and the uncollected amount due from related parties was included in “Amount due to related parties” and “Amount due from related parties” as of June 30, 2016, 2017 and 2018, respectively.
[3]	Each of the schools leases the school buildings and the related facilities from Hailiang Investment, a related party controlled by Mr. Feng. Haibo Education leases the office space from Nanchang Hongtou Property Management Co., Ltd, a related party owned by the Group’s non-controlling shareholder. The leasing term and rental amount of each of the three campuses and office space is as follows:Related parties transactions (Details 1) During the years ended June 30, 2016, 2017 and 2018, the Group paid rental fees of RMB25,783, RMB27,300 and RMB15,956, respectively. Hailiang Investment waived the 2013 and 2014 rental fees with an amount of RMB10,000 in the year ended June 30, 2017. Amount due to Hailiang Investment was RMB739 as of June 30, 2018, which was included in the “Amount due to related parties”. The prepaid rental fee to Hailiang Investment as of June 30, 2017 was RMB14,270 which was included in the “Amount due from related parties”.
[4]	On October 31, 2016, the Company provided a one-year-period loan to Hong Kong Leonit Limited (“Leonit”) amounting to USD14,500, approximately RMB98,229 (“USD Loan”). On the same date, Hailiang Consulting made a one-year-period loan from Hailiang Group Co., Ltd amounting to RMB99,603 with interest free (“RMB Loan”). On October 9, 2017, the Company agreed to extend the loan with Leonit, pursuant to which the USD Loan’s due date was extended to due October 30, 2018. Similarly, Hailiang Group and Hailiang Consulting agreed to a loan extension pursuant to which the RMB Loan was due on October 30, 2018. Through an understanding among the aforementioned parties, the USD Loans are “secured” by the RMB Loan. It is the understanding among the parties that when the USD Loan is repaid, the RMB Loan will similarly be repaid. On December 5, 2017, the Company made a one-year-period loan from Leonit amounting to USD1,150, approximately RMB7,609, for the need of US Dollars. The loan of RMB98,229 made to Leonit and loan of RMB7,609 made from Leonit were recognized in “Amount due from related parties”, and the loan of RMB99,603 made from Hailiang Group was recognized in “Amount due to related parties” as of June 30, 2018.
[5]	The Group entered into a series of leasehold improvement contracts with Heng Zhong Da for the leasehold improvement of classroom buildings, dining halls, student dormitories and amount of the contracts was RMB19,680, RMB34,626 and RMB23,174 for the years ended June 30, 2016, 2017 and 2018, respectively. As of June 30, 2018, Heng Zhong Da has provided service and improvement of RMB352,287 (RMB285,958, RMB37,231 and RMB29,098 in fiscal year 2016, 2017 and 2018), which was recorded in “Property and Equipment”. The Group has paid RMB22,661, RMB29,406 and RMB24,280 to Heng Zhong Da during the years ended June 30, 2016, 2017 and 2018, respectively. The accumulate payment included the payment of RMB11,567 on behalf of Hailiang Hospital (see Note 19 (a)(iv)) in the 2016 fiscal year. The unpaid balance of RMB19,508 as of June 30, 2018 was recognized in “Amount due to related parties”.
[6]	The Group purchased healthy food products from Ming Kang Hui Health Food Group Co., Ltd. and Ming Kang Hui Ecological Agriculture Group Co., Ltd. (collectively referred as “Ming Kang Hui”), two companies owned by Hailiang Group, amounting to RMB48,517, RMB48,298 and RMB38,323 during the years ended June 30, 2016, 2017 and 2018, respectively. The amount due to Ming Kang Hui was RMB30,005, RMB6,876 and RMB5,386 as of June 30, 2016, 2017 and 2018, respectively.